Summary of Significant Accounting Policies and Provisions of the Plan (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation
Basis of Presentation

The accompanying financial statements of the Murphy USA Inc. Savings Plan ("the Plan") have been prepared on the accrual basis of accounting and present the net assets available for benefits to participants in the Plan and changes in net assets available for benefits.  Investments are reported at fair value and investments in common collective trusts are valued using net asset value as a practical expedient. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Purchases and sales of securities are recorded on a trade-date basis. Benefits are recorded when paid.  The Plan has made estimates in preparing the accompanying financial statements in accordance with accounting principles generally accepted in the United States of America.  Actual results could differ from those estimates.

Investment Options and Income Recognition
Investment Options

Each Plan participant may invest contributions in one or more of 29 investment options within the Plan. A participant determines how each of his or her accounts is divided among the different options, but any division of a participant's allotment and Company contributions must be in whole percentages. Account balance transfers must be a minimum of 1% of the account balance.

Income Recognition

Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Net appreciation includes the Plan's gains and losses on investments bought and sold as well as held during the year.

Administrative Expenses
Administrative Expenses

Murphy pays certain costs of Plan administration, at its discretion, and if not paid by Murphy they are paid by the Plan or by participants' fees.

Revenue sharing arrangements between the Plan's investment funds and the Plan's trustee are not used to pay the Plan's administrative expenses, but rather are credited into the accounts of the participants invested in the respective investment funds which generated such amounts. The revenue sharing credits are reported in net appreciation in fair value of investments in the statement of changes in net assets available for benefits.